Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year

Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year as of December 31, 2017, were as follows:

		Operating
(Millions)	Capital Leases	Leases
2018	$12	$258
2019	10	212
2020	9	160
2021	6	106
2022	5	88
After 2022	34	274
Total	$76	$1,098
Less: Amounts representing interest	3
Present value of future minimum lease payments	73
Less: Current obligations under capital leases	13
Long-term obligations under capital leases	$60